SCHEDULE OF WEIGHTED-AVERAGE REMAINING LEASE TERM AND WEIGHTED-AVERAGE DISCOUNT RATE (Details)	Mar. 31, 2022
Operating Lease
Weighted-average remaining lease term	2 years 4 months 24 days
Weighted-average discount rate	4.75%